ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 850.8	$ 812.3
Accrued liabilities	478.0	535.0
Accrued interest	107.3	140.3
Accrued payroll and benefits	154.4	161.0
Deferred revenue	297.8	231.6
Accounts payable and accrued liabilities	$ 1,888.3	$ 1,880.2